Average Annual Total Returns (Vanguard Diversified Equity Fund Retail)	Vanguard Diversified Equity Fund Vanguard Diversified Equity Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Diversified Equity Fund Vanguard Diversified Equity Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Diversified Equity Fund Vanguard Diversified Equity Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI US Broad Market Index Vanguard Diversified Equity Fund Vanguard Diversified Equity Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.08%	9.66%	7.08%	12.66%
Five Years	15.22%	14.65%	12.21%	15.75%
Since Inception	7.99%	7.42%	6.39%	8.54%